Property and Equipment (Details Narrative) £ in Thousands				1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 08, 2020 USD ($)	Dec. 08, 2020 GBP (£)	Jan. 17, 2020 USD ($)	Oct. 01, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)
Property, Plant and Equipment [Line Items]
Proceeds from sale of assets			$ 390,600					$ 2,500,000
Depreciation expense							$ 4,000.0	59,000.0
Real Property And Improvements [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of assets				$ 2,500,000
Gain from sale of assets								1,540,000
Residential Properties [Member]
Property, Plant and Equipment [Line Items]
Gain from sale of assets								$ 126,000	£ 96
Property, Plant and Equipment, Transfers and Changes	$ 363,000	£ 291